Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net (Textual)
Depreciation expense	$ 543,311	$ 388,256	$ 349,887
Pledged as collateral under loan arrangements	5,758,784	$ 6,652,037
Buildings net book value	$ 5,446,348